Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2021

	Shares	Value	Ticker	Total Cost
Common Stocks - 92.73%

Aerospace & Defense - 2.23%
AerSale Corporation	11,583	$ 142,355	ASLE	117,870.78
CPI Aerostructures, Inc.	40,119	$ 182,140	CVU	218,570.60
		324,495		336,441

Banks - 6.78%
First Internet Bancorp (a)	12,948	456,158	INBK	321,990.27
Meridian Bank	5,789	150,514	MRBK	98,819.25
Northrim BanCorp, Inc.	3,932	167,149	NRIM	104,009.76
TriState Capital Holdings, Inc. (a)	9,325	215,035	TSC	98,982
		988,856		623,801.67

Capital Markets - 9.46%
180 Degree Capital Corp.	39,195	290,043	TURN	322,260.81
Cowen, Inc. Class A	4,437	155,961	COWN	64694.05
Diamond Hill Investment Group, Inc. Class A	1,418	221,222	DHIL	189,282.89
Donnelley Financial Solutions, Inc.	14,718	409,602	DFIN	138,360.18
Heritage Global Inc.	93,011	265,081	HGBL	246,547.69
Newtek Business Services Corp.	1,366	36,472	NEWT	16,643.07
		1,378,381		977,788.69

Chemicals - 1.2%
Landec Corp.	16,513	175,038	LNDC	196,839.74
		175,038		196,839.74

Commercial Services & Supplies - 1.85%
Perma-Fix Environmental Services, Inc.	36,851	270,118	PESI	169,699.33
		270,118		169,699.33

Communication Equipment- 3.38%
Aviat Networks, Inc. (a)	5,944	422,262	AVNW	88,578.06
PCTEL, Inc.	10,083	70,077	PCTI	56,414.84
		492,339		144,992.90

Construction & Engineering - 5.38%
Concrete Pumping Holdings, Inc.	16,713	123,843	BBCP	97,733.94
Orion Group Holdings, Inc.	77,231	468,792	ORN	354,459.85
Sterling Construction Co., Inc.	8,224	190,797	STRL	43,189.81
		783,432		495,383.60

Hotels, Restaurants & Leisure - 0.68%
Hall of Fame Resort & Entertainment Company	19,773	99,260	HOFV	27,679.77
		99,260		27,679.77

Distributors - 2.05%
VOXX International Corp. (a)	15,713	299,490	VOXX	79,336.54
		299,490		79,336.54

Diversified Financial Services - 2.6%
TIPTREE, Inc. (a)	42,370	379,212	TIPT	238,098.99
		379,212		238,098.99

Electrical Equipment, Instruments & Comp - 4.51%
Coda Octopus Group, Inc.	14,067.000	124,915	CODA	105,496.90
Iteris, Inc (a)	14,286	88,145	ITI	25,676.92
Key Tronic Corporation	28,805	222,087	KTCC	192,539.42
Richardson Electronics Ltd.	34,792	221,625	RELL	227,326.36
		656,771		551,039.60

Energy Equipment & Services-1.47%
Dawson Geophysical Co. (a)	24,673	60,449	DWSN	62,975.73
Profire Energy, Inc.	194,677	214,145	PFIE	309,825.10
		274,594		372,800.83

Equity Real Estate Investment Trusts - 2.37%
Postal Realty Trust, Inc.	20,140	346,005	PSTL	312,155.94
		346,005		312,155.94

Food Products - 3.22%
Coffee Holding Company, Inc. (a) (c)	94,994	469,270	JVA	400,520.69
		469,270		400,520.69

Health Care Equipment & Supplies - 0.64%
Invacare Corp. (a)	8,793	70,520	IVC	35,655.62
Lensar, Inc.	3,084	22,390	LNSR	34,263.24
		92,910		69,918.86

Health Care Providers & Services - 1.31%
Ontrak, Inc.	1,424	46,365	OTRK	17,304.28
Psychemedics Corp.	23,241	144,094	PMD	203,320.51
		190,460		220,624.79

Household Durables - 1.5%
Flexsteel Industries	6,279	218,823	FLXS	101,626.30
		218,823		101,626.30

IT Services - 2.79%
Computer Task Group, Inc.	38,481	367,494	CTG	202,405.27
PFSweb Inc.	5,729	38,671	PFSW	36,343.11
		406,164		238,748.38

Insurance - 2.89%
Crawford & Company (CRD-A)	3,778	40,236	CRD.A.N	24,020.60
Hallmark Financial Services, Inc.	11,134	43,200	HALL	44,591.67
United Insurance Holdings Corp. (a)	46,921	338,300	UIHC	399,732.00
		421,736		468,344.27

Internet Software & Services - 2.09%
Points International Ltd	7,776	118,351	PCOM	76,517.56
Synacor, Inc.	121,478	186,897	SYNC	154,019.24
		305,248		230,536.80

Machinery - 3.63%
FreightCar America, Inc.	13,871	91,479	RAIL	125,274.38
Graham Corp.	11,189	159,331	GHM	171,187.59
LB Foster Co.	15,505	277,540	FSTR	257,094.15
		528,350		553,556.12

Marine - 1.96%
Eagle Bulk Shipping, Inc.	4,560	164,707	EGLE	128,075.41
Genco Shipping & Trading Limited	11,945	120,406	GNK	116,302.78
		285,113		244,378.19

Metals & Mining -0.65%
Endeavour Silver Corp. (a)	32,119	159,310	EXK	80,904.76
Olympic Steel Inc. (a)	8,276	243,728	ZEUS	105,528.19
Universal Stainless & Alloy Products, Inc. (a)	9,275	94,327	USAP	140,006.61
		497,365		326,439.56

Oil, Gas & Consumable Fuels - 7.85%
Adams Resources & Energy, Inc. (a)	19,578	548,380	AE	629,607.28
Teekay Tankers Ltd. (a)	7,207	100,177	TNK	148,852.04
Vaalco Energy, Inc. (a)	221,045	495,141	EGY	315,185.33
		1,143,698		1,093,644.65

Professional Services - 2.47%
Acacia Research Corp. (a)	41,237	274,226	ACTG	145,131.66
BG Staffing, Inc.	6,174	86,436	BGSF	70,122.68
		360,662		215,254.34

Semiconductors & Semiconductor Equipment- 4.03%
Amtech Systems, Inc. (a)	36,769	434,610	ASYS	180,795.66
AXT, Inc. (a)	13,064	152,326	AXTI	47,722.83
		586,936		228,518

Software - 0.74%
Allot Communications Ltd. (a)	6,788	108,404	ALLT	33,884.81
		108,404		33,884.81

Specialty Retail - 0.63%
Tandy Leather Factory, Inc. (a)	23,907	91,803	TLFA	153,011.77
		91,803		153,011.77

Technology Harware, Storage & Peripheral Total - 1.78%
INTEVAC, Inc.	36,209	258,894	IVAC	177,017.08
		258,894		177,017.08

Textiles, Apparel, & Luxury Goods - 1.65%
Lakeland Industries, Inc. (a)	4,457	124,172	LAKE	48,547.80
Movado Group, Inc. (a)	4,108	116,873	MOV	107,528.55
		241,045		156,076

Thrifts & Mortgage Finance - 3.01%
Federal Agricultural Mortgage Corp.	1,873	188,649	AGM	101,235.45
Trustco Bank Corp. (a)	33,983	250,455	TRST	216,062.76
		439,103		317,298.21

Trading Companies & Distributors - 2.75%
Houston Wire & Cable Co.	76,900	401,418	HWCC	346,040.85
		401,418		346,040.85

TOTAL COMMON STOCKS (Cost $10,101,499)		13,515,393		10,101,499

Money Market Funds - 7.62%
First American Funds Government Obligation Class Y 0.89% (b)		1,110,657	FGVXX	1,110,656.97
		1,110,657		1,110,656.97

TOTAL MONEY MARKET FUNDS (Cost $1,110,657)		1,110,657		1,110,656.97

TOTAL INVESTMENTS (Cost $11,212,156) 100.35%		14,626,050	100.35%	11,212,156.46

Liabilities In Excess of Other Assets - -0.35%		(51,677)	-0.35%

TOTAL NET ASSETS - 100.00%		$ 14,574,372	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2021.				3,413,893
(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 14,626,050	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 14,626,050	- 0 -